Document and Entity Information	12 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2011
Registrant Name	SATURNA INVESTMENT TRUST
Central Index Key	0000811860
Amendment Flag	false
Document Creation Date	Mar. 30, 2012
Document Effective Date	Mar. 30, 2012
Prospectus Date	Mar. 30, 2012